Accounts Receivable - Schedule of Changes to the Allowance for Doubtful Accounts and Sales Reserves (Detail) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Accounts, Notes, Loans and Financing Receivable [Line Items]
Balance at beginning of period	$ 3,791	$ 4,224	$ 4,224	$ 3,970	$ 3,024
Charges to bad debt and sales reserves	1,232	1,066	3,634	3,814	3,113
Write-offs, net	(862)	(1,359)	(4,067)	(3,560)	(2,167)
Balance at end of period	$ 4,161	$ 3,931	$ 3,791	$ 4,224	$ 3,970